May 5, 2008
Securities and Exchange Commission
Public Filing Desk
100 F Street, NE
Washington, D.C. 20549

Re:	Diamond Hill Funds
File No. 333-22075 and 811-8061
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned certifies that (i) the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent amendment to Diamond Hill Fund’s registration statement on Form N-1A and (ii) the text of the most recent amendment (Post-Effective Amendment No. 26) has been filed electronically.
If you have any questions or require any further information, please contact the undersigned at (513) 878-4070.
Very truly yours,
/s/ Frank L. Newbauer

By:	Frank L. Newbauer
Its:	Assistant Secretary
375 North Front Street, Suite 300, Columbus, Ohio 43215    Phone: (614) 255-3333    Fax: (614) 255-3363
Diamond Hill Funds are distributed by IFS Fund Distributors, Inc. Member NASD/SIPC
Web: www.diamond-hill.com